Income Taxes (Details 4)		Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Value-added tax payable		$ 1,433,086	¥ 10,399,477	¥ 4,358,746
Other taxes payable	[1]	1,937	14,055	25,151
Total taxes payable		$ 1,435,023	¥ 10,413,532	¥ 4,383,897

[1]	Other taxes payable mainly includes the payable of urban construction tax, education surcharge and individual income taxes.